Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
17.	SUBSEQUENT EVENTS

Extension and settlement of convertible loans

From January to April, 2023, Fumei Shi, Sunny Concord International Ltd., Senbiao Hu, Guoqiang Chen and Jun Xu entered into a series of extension agreements with the VIE. In the latest extension agreement in April 2023, Guoqiang Chen, Sunny Concord International Ltd. and Jun Xu extended the maturity date of convertible loans to May 31, 2023 with annual interest rate of 12%, 15% and 15%, respectively. Pursuant to the extension agreements, the loans would be settled in cash without conversion options.

In March, 2023, the VIE has repaid principal and interest of the convertible loans to Senbiao Hu, in amount of US$0.46 million. In April, 2023, the VIE has repaid principal and interest of the convertible loans to Fumei Shi, in amount of US$1.77 million.

List on Nasdaq Global Market

In March, 2023, the Company completed its initial public offering and was listed on the Nasdaq Global Market under the symbol “AIXI”. 5,700,000 American depositary shares (each, an “ADS”, collectively, “ADSs”), each represents one-third of an ordinary shares, were issued at a price of $6.8 per share for net proceeds of approximately $35.44 million, after deducting underwriting discounts, commissions and other offering expense of $3.32 million. After the initial public offering, there were 24,015,592 ordinary shares outstanding, with par value of $0.00005.

Collection of accounts receivable

The Group has collected accounts receivable subsequent to December 31, 2022 amounted to $26,275,295.

Repayments and proceeds of loans

From January to April, 2023, The Group has repaid principle of loans from banks and third parties accounted for $2,882,633 and $3,133,371.

In January, 2023, The Group received a short-term loan $724,932 (RMB5 million) from bank with interest rate 5.50%.

From February to March, 2023, The Group has pledged patents to obtain short-term borrowings from banks accounted for $6,234,414 (RMB43 million) with interest rates range from 3.45% to 4.65%.

In January, 2023, The Group received a loan $1,449,864 (RMB10 million) from a third party.

The Group has evaluated subsequent events through April 28th, 2023, the date of issuance of the revised consolidated financial statements, and noted that there are no other subsequent events.